Aberdeen Optimal Allocations Fund: Moderate (Prospectus Summary): | Aberdeen Optimal Allocations Fund: Moderate
Aberdeen Optimal Allocations Fund: Moderate

ABERDEEN FUNDS

Aberdeen Optimal Allocations Fund: Moderate

Supplement to the Aberdeen Funds — Aberdeen Optimal Allocations Fund: Moderate Prospectus, dated February 27, 2012, as supplemented to date.

On July 24, 2012, the Board of Trustees of Aberdeen Funds (the “Trust”) approved the Reorganization (the “Reorganization”) of the Aberdeen Optimal Allocations Fund: Defensive, a series of the Trust, into the Aberdeen Optimal Allocations Fund: Moderate (the “Fund”), also a series of the Trust.  The Reorganization does not require approval by shareholders of either fund.  The Reorganization is expected to occur on or about September 24, 2012, or on such other date as the officers of the funds may determine (the “Closing Date”). Upon the closing of the Reorganization, the investment objective and investment strategies of the Fund will change, as set out below, and the name of the Fund will change to Aberdeen Diversified Income Fund.  Shareholders will receive a summary prospectus for the Aberdeen Diversified Income Fund following the Closing Date.

The Fund’s Prospectus is updated as set out below. The changes described will take effect on the Closing Date.

Effective on the Closing Date, all references to “Aberdeen Optimal Allocations Fund: Moderate” will be changed to “Aberdeen Diversified Income Fund.”

Effective on the Closing Date, the following sentence will replace the sentence under “Objective” in the Summary section of the Prospectus for the Fund:
The Aberdeen Diversified Income Fund (formerly, Aberdeen Optimal Allocations Fund: Moderate) (the “Diversified Income Fund” or the “Fund”) seeks total return with an emphasis on current income.
Effective on the Closing Date, the following paragraphs will replace the paragraphs under “Principal Strategies” in the Summary section of the Prospectus for the Fund:

The Diversified Income Fund is a “fund of funds” that seeks to achieve its investment objective by investing in underlying funds (“Underlying Funds”) that provide exposure to a wide spectrum of asset classes.  The Fund intends to allocate and reallocate its assets among a range of asset classes in a flexible and dynamic way to capture income from a number of fixed income, equity and other sources.  The types of asset classes to which the Underlying Funds provide exposure include U.S. and international equities, U.S. and international bonds (including emerging market bonds) and real estate.  The Fund may also allocate assets to a limited extent to Underlying Funds that pursue alternative investment strategies, such as commodity-linked instruments, equity sectors, currencies and floating rate loans.  The asset classes are selected primarily based on their income-generating potential, without regard to the source of income, although diversification benefits and potential for capital appreciation may also be considered.  The Fund may invest in Underlying Funds that do not have income as an objective, and to the extent it does so, it will not generate as much current income as a fund focused entirely on income-generation.  The Underlying Funds include, among others, mutual funds advised by Aberdeen Asset Management Inc., the Fund’s investment adviser (the “Adviser”), as well as unaffiliated mutual funds and exchange-traded funds.  There is no minimum or maximum amount of assets that can be invested in affiliated Underlying Funds.  The Underlying Funds may be either actively managed or passively managed (that is, providing indexed exposures) in nature.

The Adviser develops strategic asset allocation views among broad asset classes based on its ongoing analyses of global financial markets and macro-economic conditions.  The Fund’s portfolio management team constructs the Fund’s portfolio by setting target asset class allocations for the Fund.  The portfolio management team then manages the Fund’s portfolio by dynamically adjusting the Fund’s asset class allocations based on the Adviser’s asset allocation views and selecting Underlying Funds to obtain exposures to the asset classes.   As part of its process, the team evaluates the suitability of both active and passive vehicles to provide exposure to each asset class. The target asset class allocations established by the portfolio management team are intended to promote diversification among the asset classes.  The Fund’s target and actual asset class allocations and the Underlying Funds held in the Fund’s portfolio are monitored by the portfolio management team on an ongoing basis and are adjusted periodically to reflect changes to the Adviser’s views.  The Fund retains the flexibility to emphasize specific asset class allocations based on relative valuations and other economic factors in order to seek to achieve the Fund’s objective. While the Fund will not invest more than 25% of its total assets in any one Underlying Fund, the Fund may have significant exposure to one or more asset classes depending on market conditions.  The Fund has the ability to invest, through the Underlying Funds, in small, medium or large capitalization issuers without regard to credit quality or geographic location, and is not limited by industry sector or the duration of individual instruments or the portfolio as a whole.  At times, the Fund may emphasize any one of these exposures.  Asset classes may be added or removed at the Adviser’s discretion.

For additional information regarding the above identified strategies, see “Fund Details: Additional Information about Principal Strategies” in the Prospectus.

Effective on the Closing Date, the following risk factors under “Principal Risks” in the Summary section of the Prospectus for the Fund will be updated as set out below. Additional risk factors are disclosed in the Prospectus.

Asset Allocation Risk — The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and Underlying Funds.  The Fund will be exposed to risks of the Underlying Funds in which it invests. The Fund will be affected by stock and bond market risks, among others.  To the extent the Fund invests in Underlying Funds that expose it to non-traditional or alternative asset classes (which include investments that focus on a specialized asset class (e.g. long-short strategies) as well as specific market sectors within a broader asset class), the Fund will be exposed to the increased risk associated with those asset classes.  The potential impact of the risks related to an asset class depends on the size of Fund’s investment allocation to it.

Asset Class Variation Risk — The Underlying Funds invest principally in the securities or investments constituting their asset class. However, under normal market conditions, an Underlying Fund may vary the percentage of its assets in these securities or investments (subject to any applicable regulatory requirements). Depending upon the percentage of securities or investments in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund’s assets invested in various Underlying Funds, the Fund’s actual exposure to the securities or investments in a particular asset class may vary substantially from its allocation model for that asset class.

Effective on the Closing Date, the following risk factors will be added to “Principal Risks of Underlying Funds” in the Summary section of the Prospectus for the Fund:

Alternative Strategies Risk — The performance of Underlying Funds that pursue alternative strategies is linked to the performance of highly volatile alternative asset classes (e.g., commodities and currencies) and alternative strategies (e.g., managed futures).  To the extent the Fund invests in such Underlying Funds, the Fund’s share price will be exposed to potentially significant fluctuations in value.  In addition, Underlying Funds that e mploy alternative strategies have the risk that anticipated opportunities do not play out as planned, resulting in potentially substantial losses to the Underlying Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such Underlying Funds’ investments.  Depending on the particular alternative strategies used by an Underlying Fund, it may be subject to risks not associated with more traditional investments.  These risks may include, but are not limited to, derivatives risk, liquidity risk, credit risk, commodity risk and counterparty risk.

Floating Rate Loan Risk — Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed. Difficulty in selling a floating rate loan can result in a loss.  In addition, a floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value.

Sector Risk - At times, the Fund may have a significant portion of its assets invested in Underlying Funds that invest primarily in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Small- and Mid-Cap Securities Risk — In general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

THIS SUPPLEMENT IS DATED JULY 26, 2012 Please keep this supplement for future reference